Long-term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term Debt [Text Block]

15. Long-Term Debt

		December 31
	2012	2011

Senior secured term B facility, net of debt discount $2,440 (2011 - $nil)	$497,560	$-
Senior secured revolving credit	1,074,712	1,143,667
Senior secured debenture, series B	-	57,030
IRBs	109,000	109,000
Other	7,005	3,396
	1,688,277	1,313,093
Less current portion of long-term debt	6,907	1,500
	$1,681,370	$1,311,593

Consolidated credit agreement

Effective October 24, 2012, the Company entered into a Credit Agreement (the “consolidated facility”) and concurrently repaid all outstanding indebtedness under its pre-existing Canadian and U.S revolving credit facilities and its series B, senior secured debenture. The borrower under the consolidated facility is Progressive Waste Solutions Ltd. and the facility is guaranteed by all subsidiaries of Progressive, excluding certain subsidiaries as permitted by the consolidated facility.

The consolidated facility is comprised of a $500,000 senior secured term B facility (“term B facility”) and a $1,850,000 senior secured revolving facility (“consolidated revolver”) having maturity dates of October 24, 2019 and October 24, 2017, respectively. The consolidated facility has a $750,000 accordion feature, which is subject to certain conditions. Proceeds from the consolidated facility were used to refinance previously existing indebtedness and may be used for permitted acquisitions, as defined by the agreement, capital expenditures, working capital, letters of credit and for general corporate purposes. Amounts drawn under the consolidated revolver are repayable in full at maturity. The term B facility is subject to an amortization schedule with all final payment amounts outstanding, plus accrued interest, being payable in full at maturity. The term B facility is subject to principal amortization of one percent per annum and payable quarterly commencing in March 2013. The term B facility is also subject to mandatory prepayment conditions, which include net cash proceeds from the sale of assets, the issuance of additional indebtedness that does not constitute permitted indebtedness and a percentage of excess cash flow, all of which are subject to various conditions.

The Company is required to provide its consolidated facility lenders with a first priority perfected security interest in all the present and future assets of it and its subsidiaries, save for the excluded subsidiaries, and excluding real estate and certain other equipment unless requested by the lenders, including all present and future intercompany indebtedness and a pledge of all of the equity interests in each of the Company's direct and indirect subsidiaries, subject to certain conditions.

The consolidated facility permits a maximum consolidated total funded debt to four-quarter consolidated EBITDA ratio (“leverage ratio”) of four times, as defined therein. In the event the Company delivers to its lenders a corporate credit rating from Standard & Poor's or Moody's of at least BBB-/Baa3 (with a stable outlook or better), the Company may elect to have the security interests of the lenders terminated, provided the term B facility is repaid in full, at which time the maximum leverage ratio declines to three and one half times. The leverage ratio increases to four and one half times if the Company obtains unsecured indebtedness in an aggregate amount of not less than $250,000 and remains at this ratio for as long as the unsecured indebtedness remains outstanding. The consolidated facility also requires a minimum four quarter consolidated EBITDA to consolidated interest expense ratio (“interest coverage ratio”) of two and one half times, subject to certain conditions, and two and three quarter times if the Company elects to have the security interests of the lenders terminated.

Borrowings on the consolidated revolver are available in either U.S. or Canadian dollars. Applicable margins are dependent on the Company's leverage ratio. If an event of default occurs, the applicable margin on all obligations owing under the consolidated facility will increase by 2.0% per annum. Pricing on the consolidated facility is as follows:

	Term B facility - Euro based loans	Term B facility - U.S. based loans	Consolidated revolver - Euro based loans	Consolidated revolver - Bankers' Acceptances ("BA")/BA equivalents	Consolidated revolver - U.S. based/ Canadian prime rate loans	Letters of credit	Commitment fee

Interest rate basis	LIBOR	U.S. base prime	LIBOR	BA or BA equivalents plus 10 basis points	U.S. base or Canadian prime rate
Applicable margin	2.75%	1.75%
Floor	0.75%
Applicable margin - minimum			1.50%	1.50%	0.50%
Applicable margin - maximum			2.25%	2.25%	1.25%
Applicable margin - first 6 months			2.00%	2.00%	1.00%
Fee rate - minimum						1.50%	0.25%
Fee rate - maximum						2.25%	0.50%
Fee rate - first 6 months							0.375%
Frequency of payments	Monthly, in arrears	Quarterly, in arrears	In arrears, for applicable term	In advance, for applicable term	Quarterly, in arrears	Quarterly, in arrears	Quarterly, in arrears

U.S revolving credit facility

On July 7, 2011, the Company entered into a second amendment to its Amended and Restated Senior Secured Revolving Credit Facility (the “U.S. facility”) on behalf of IESI Corporation (“IESI”), an indirect wholly owned subsidiary of the Company. Entering into the second amendment increased the total commitment to $1,377,500, from $1,250,000. Available lending under the amended U.S. facility was $1,122,500, up $45,000 from $1,077,500, and the facility had a $255,000 accordion feature. Monies from the U.S. facility were available for permitted acquisitions, subject to certain restrictions, capital expenditures, refinancing existing indebtedness, working capital, letters of credit and for general corporate purposes. All amounts under the U.S. facility were revolving. Financial covenants under the U.S. facility permitted a maximum total funded debt to rolling four-quarter EBITDA ratio of 4.5 times and a maximum senior secured debt to rolling four-quarter EBITDA ratio of 3.5 times had the Company borrowed an amount no less than $150,000 and loaned these borrowings to IESI. Other covenants included a minimum rolling four-quarter EBITDA to interest expense ratio of 2.5 times and a capital expenditure maximum of 1.1 times actual deprecation and landfill depletion expense for any fiscal year. The U.S. facility required that IESI maintain interest rate hedges at fixed rates for at least 40% of the total funded debt, as defined therein. In addition, the U.S. facility precluded IESI from paying dividends if their funded debt to EBITDA ratio exceeded 3.9 times but increased to 4.4 times had IESI received monies from Company borrowings. The U.S. facility was also modified to allow IESI to be in compliance with the requirement to maintain interest rate hedges at fixed rates for at least 40% of total funded debt so long as its' in place interest rate hedges were not more than $10,000 under than the hedging requirement at the 40% test and the test is performed quarterly. The U.S. facility was to mature on July 2, 2014.

Pricing on the U.S. facility declined on advances drawn by 75 basis points. Pricing ranged from 175 to 250 basis points over LIBOR for borrowings on LIBOR and 75 to 150 basis points over bank prime for prime rate advances. Pricing on financial letters of credit were 175 to 250 basis points which represented a decline of 75 basis points from previous pricing points. Fronting fees of 12.5 basis points on financial letters of credit were payable at all pricing levels. Standby fees declined by 12.5 basis points and range from 25 to 50 basis points. All other significant terms remained unchanged.

In July 2012, the Company exercised a portion of the accordion feature available under the U.S. facility. Effective July 20, 2012, total availability under the U.S. facility increased to $1,253,600 from $1,122,500. The accordion feature declined by a like amount from $255,000 to $123,900. All other significant terms remained unchanged.

Security under the U.S. facility represented an interest over all assets of the U.S. operating companies and a pledge of the U.S. operating entities equity.

Effective October 24, 2012, all amounts outstanding under the U.S. facility were repaid.

Canadian revolving credit facility

Effective July 2, 2010, the Company entered into a Sixth Amended and Restated Credit Facility Agreement in Canada (the “Canadian facility”) on behalf of BFI Canada Inc. (“BFI”), an indirect wholly owned subsidiary of the Company. Monies from the Canadian facility were available for general corporate purposes, including permitted acquisitions, subject to certain restrictions. The Canadian facility made available 525,000 Canadian dollars (“C$”) and the total additional availability under the facility (the “accordion feature”) was C$125,000. All committed monies under the Canadian facility were revolving and the maturity date was July 2, 2014. Financial covenants included a maximum funded debt to EBITDA ratio, as defined and calculated in accordance with the terms of the Canadian facility, of 3.0 times. The funded debt to EBITDA ratio covenant expanded to a maximum of 3.25 times for a period of two quarters following the completion of an acquisition which exceeds C$75,000.

Security under the Canadian facility represented a first priority perfected security interest over all personal and real property of the Canadian operating companies and a pledge of the Canadian operating entities equity held by the Canadian parent.

Effective July 15, 2011, the Company entered into an Amending Agreement to its Canadian facility which resulted in a 62.5 basis point pricing decline for advances made under the facility. Pricing ranged from 50 to 175 basis points over bank prime for borrowings on prime and 150 to 275 basis points over BAs for borrowings on BAs. Pricing on financial letters of credit decreased by similar amounts and pricing ranged from 150 to 275 basis points. Standby fees declined by at least 15 basis points, and pricing ranged from 37.5 to 68.8 basis points, while non-financial letters of credit decreased by at least 41.3 basis points and pricing ranged from 100 to 183.3 basis points. All other significant terms were unchanged.

In July 2012, the Company exercised a portion of the accordion feature available under the Canadian facility. Effective July 19, 2012, total availability under the Canadian facility increased to C$595,000 from C$525,000. The accordion feature declined by a like amount from C$125,000 to C$55,000. All other significant terms remained unchanged.

Effective October 24, 2012, all amounts outstanding under the Canadian facility were repaid.

Details of outstanding debt - credit facilities
	December 31
	2012	2011

Term B facility
Amount drawn	$500,000	$-
Interest rate applicable	3.50%	-

Consolidated revolver
Amount drawn	$1,074,712	$-
Letters of credit	$183,767	$-
Available	$591,521	$-
Amount drawn - Euro based loan	$543,000	$-
Interest rate applicable - Euro based loan	2.21%	-
Amount drawn - BAs	$527,691	$-
Interest rate applicable - BAs	3.28%	-
Amount drawn - Canadian prime rate loan	$4,021	$-
Interest rate applicable - Canadian prime rate loan	4.00%	-
Commitment - rate applicable	0.375%	-

U.S. facility
Amount drawn	$-	$800,500
Letters of credit	$-	$143,655
Available	$-	$178,345
Amount drawn - Euro based loan	$-	$795,000
Interest rate applicable - Euro based loan	-	2.52%
Amount drawn - U.S. based loan	$-	$5,500
Interest rate applicable - U.S. based loan	-	4.50%
Commitment - rate applicable	-	0.375%

Canadian facility (in Canadian dollars)
Amount drawn	$-	$349,000
Letters of credit	$-	$55,481
Available	$-	$120,519
Amount drawn - BAs	$-	$349,000
Interest rate applicable - BAs	-	2.20%
Commitment - rate applicable	-	0.50%

Senior secured debenture, series B ("debenture")
Date issued	June 25, 2004
Amount issued (in Canadian dollars)	$58,000
Interest rate	7.015%
Maturity date	June 26, 2014
Frequency of interest payments	Quarterly, in arrears
Date interest payments commenced	September 26, 2004
Covenants	Same as Canadian facility

The debenture was redeemable in whole or in part from time to time at a price equal to the greater of par and the net present value of all scheduled payments of interest and principal using a discount rate equivalent to the sum of the Government of Canada Yield plus a margin. The debenture was secured by a charge over all the personal and real property of BFI, Ridge (Chatham) Holdings G.P. Inc., and Ridge (Chatham) Holdings L.P. and the shares of BFI and its subsidiaries. The debenture ranked equally with the Company's Canadian revolving credit facility.

On October 24, 2012, the Company redeemed the debenture in full in accordance with the redemption provisions.

Loss on extinguishment of debt

		December 31
	2012	2011

Excess over principal of cash paid for redemption of debenture	$5,198	$-
Write-off of deferred financing costs - debenture, U.S. and Canadian facility	11,726	-
Loss on extinguishment of debt	$16,924	$-

IRBs

The Company entered into the following IRB facilities which are available to fund a portion of landfill construction activities and equipment, vehicle and container expenditures at its Seneca Meadows landfill and in its Pennsylvania and Texas operations: 2005 Seneca County Industrial Development Agency IRB (“2005 Seneca IRB Facility”), Pennsylvania Economic Development Corporation IRB (“PA IRB Facility”), Mission Economic Development Corporation IRB (“TX IRB Facility”) and 2009 Seneca County Industrial Development Agency IRB (“2009 Seneca IRB Facility”).

IRB Facility	Date entered	Term, in years	Maturity	Availability	Interest rate basis	Frequency of interest payments	Date interest payments commenced	Security

2005 Seneca IRB Facility	Oct. 20, 2005	30	Oct. 1, 2035	$45,000	LIBOR less an applicable discount	Monthly, in arrears	Nov. 1, 2005	Guaranteed by IESI
PA IRB Facility	Nov. 16, 2006	22	Nov. 1, 2028	$35,000	LIBOR less an applicable discount	Monthly, in arrears	Dec. 1, 2006	Letter of credit equal to amount drawn
TX IRB Facility	Mar. 1, 2007	15	Apr. 1, 2022	$24,000	LIBOR less an applicable discount	Monthly, in arrears	May. 1, 2007	Letter of credit equal to amount drawn
2009 Seneca IRB Facility	Dec. 1, 2009	30	Dec. 31, 2039	$90,000	Securities Industry and Financial Markets Association Municipal Swap Index	Monthly, in arrears	Feb. 1, 2010	Letter of credit equal to amount drawn
IRB Facility Amendment						Amendment date	Amended interest rate basis	Term for amended interest rate basis, in years

2009 Seneca IRB Facility						Aug. 1, 2008	Fixed rate	5

	2012	2011

2005 Seneca IRB Facility
Amount drawn	$45,000	$45,000
Annual interest rate	6.625%	6.625%

PA IRB Facility
Amount drawn	$35,000	$35,000
Current daily interest rate	0.14%	0.15%

TX IRB Facility
Amount drawn	$24,000	$24,000
Current daily interest rate	0.13%	0.16%

2009 Seneca IRB Facility
Amount drawn	$5,000	$5,000
Amount restricted	$476	$452
Current daily interest rate	0.14%	0.18%

Other

In connection with the WSI acquisition, the Company assumed a note that was originally payable to WCA of Florida LLC (“WCA”) and subsequently assigned to Credit Suisse. The note has an original issue date of June 29, 2007 and was originally issued for $10,500. The note is non-interest bearing and requires payments of $125 per month until its maturity in June 2014. The note was entered into as part of a transaction between WSI and WCA to acquire certain WCA assets in Florida and to sell certain WSI operations in Texas. The note is secured by the WCA assets acquired.

At December 31, 2012 and 2011, the Company has capital lease obligations of $4,889 (2011 - $nil) with maturities and interest rates ranging from 2020 to 2025 and 5.00% to 12.70%, respectively. The following is a schedule of the future minimum lease payments required under capital lease obligations in each of the next five years ending December 31, and thereafter:

2013	$588
2014	617
2015	650
2016	683
2017	718
Thereafter	4,082
7,338
Less amount representing interest	2,449
Present value of minimum capital lease obligations	$4,889

Consolidated long-term debt

The Company is subject to various restrictions included in its long-term debt financing agreements. At December 31, 2012 and 2011 the Company is in compliance with all restrictions included in these agreements.

Interest on long-term debt amounted to $57,428 (2011 - $62,086). Interest on long-term debt includes deferred financing costs and debt discount amortization and excludes capitalized interest.

Principal repayments, excluding capital lease obligations, required in each of the next five years ending December 31, and thereafter are as follows:

2013	$6,142
2014	5,260
2015	4,643
2016	4,643
2017	1,079,355
Thereafter	583,345
$1,683,388